UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Taylor Asset Management Inc.
Address: Bay Adelaide Centre
         333 Bay Street, Suite 1230
         Toronto, Ontario, Canada M5H 2R2


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Caroline Levitt
Title: Chief Financial Officer and Chief Operating Officer
Phone: 416-304-9674

Signature, Place, and Date of Signing:

 /s/ Caroline Levitt          Toronto, Ontario, Canada       April 22, 2012
-----------------------       ------------------------   -----------------------
     [Signature]                    [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total:    $654,402
                                          (thousands)

List of Other Included Managers: NONE

                                                               VALUE    SHARES/  SH/ PUT/ INVESTMENT OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP         (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE    SHARED  NONE
AGRIUM INC                     COM             008916 10 8     14,420    147900  SH       SOLE                 147900
APOLLO GLOBAL MGMT LLC         CL A SHS        037612 30 6     14,144    653600  SH       SOLE                 653600
APPLE INC                      COM             037833 10 0     33,466     75600  SH       SOLE                  75600
ASSURED GUARANTY LTD           COM             G0585R 10 6      5,861    284400  SH       SOLE                 284400
BANK MONTREAL QUE              COM             063671 10 1     35,841    569500  SH       SOLE                 569500
BANK NOVA SCOTIA HALIFAX       COM             064149 10 7     18,914    325100  SH       SOLE                 325100
BARRICK GOLD CORP              COM             067901 10 8     13,516    460200  SH       SOLE                 460200
CAMECO CORP                    COM             13321L 10 8     40,009   1928300  SH       SOLE                1928300
CANADIAN NAT RES LTD           COM             136385 10 1     38,155   1190200  SH       SOLE                1190200
CENOVUS ENERGY INC             COM             15135U 10 9     15,315    494600  SH       SOLE                 494600
CSX CORP                       COM             126408 10 3     41,955   1703400  SH       SOLE                1703400
CUMMINS INC                    COM             231021 10 6     45,733    394900  SH       SOLE                 394900
ENCANA CORP                    COM             292505 10 4     13,470    692600  SH       SOLE                 692600
ENCANA CORP                    COM             292505 10 4      1,273     65400  SH       SOLE                  65400
FREEPORT-MCMORAN COPPER & GO   COM             35671D 85 7      4,634    140000  SH       SOLE                 140000
GENWORTH FINL INC              COM CL A        37247D 10 6      1,435    143500  SH       SOLE                 143500
GROUPE CGI INC                 CL A SUB VTG    39945C 10 9     18,476    679900  SH       SOLE                 679900
HARMAN INTL INDS INC           COM             413086 10 9      1,477     33100  SH       SOLE                  33100
HONEYWELL INTL INC             COM             438516 10 6     12,425    164900  SH       SOLE                 164900
JPMORGAN CHASE & CO            COM             46625H 10 0     29,592    623500  SH       SOLE                 623500
MAGNA INTL INC                 COM             559222 40 1     36,625    623200  SH       SOLE                 623200
MAGNA INTL INC                 COM             559222 40 1      1,521     25900  SH       SOLE                  25900
MANULIFE FINL CORP             COM             56501R 10 6     26,129   1774500  SH       SOLE                1774500
MBIA INC                       COM             55262C 10 0     39,531   3849100  SH       SOLE                3849100
NEWMONT MINING CORP            COM             651639 10 6      1,097     26200  SH       SOLE                  26200
OPEN TEXT CORP                 COM             683715 10 6     15,152    256400  SH       SOLE                 256400
REGIONS FINL CORP NEW          COM             7591EP 10 0     16,477   2011900  SH       SOLE                2011900
RESEARCH IN MOTION LTD         COM             760975 10 2     11,639    783600  SH       SOLE                 783600
SAFEWAY INC                    COM NEW         786514 20 8      9,842    373500  SH       SOLE                 373500
TAHOE RES INC                  COM             873868 10 3      4,886    277800  SH       SOLE                 277800
TIMKEN CO                      COM             887389 10 4     15,531    274500  SH       SOLE                 274500
TORONTO DOMINION BK ONT        COM NEW         891160 50 9     36,845    442600  SH       SOLE                 442600
VALERO ENERGY CORP NEW         COM             91913Y 10 0     39,017    857700  SH       SOLE                 857700